Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table (in thousands) provides supplemental disclosure of cash flow information:

	Year Ended December 31,
	2016	2015	2014
Cash paid during the period for interest, net of amounts capitalized	$74,519	$—	$—
Non-cash distributions to affiliates for conveyance of assets	252,802	90,645	745
Other non-cash distribution to affiliates	—	149	—
Non-cash conveyance of assets to non-affiliate	—	13,169	—